SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Cash and cash equivalent				$ 615,749	$ 326,714	$ 466,513
Total Current Liabilities				392,431	1,028,749	850,347
Cash				326,714	326,714
Unpaid Principal Amount				261,864
Intangible Property				3,167,945	$ 3,184,280	3,109,455
Annual Interest	6.00%	6.00%	6.00%		6.00%
Maturity Date	Dec. 31, 2023	Jan. 31, 2023	Jan. 31, 2023		Dec. 31, 2023
Principal Amount	$ 745,438	$ 439,990	$ 439,990
Current assets except cash and cash equivalents						2,661,583
Allowance/provision For Collectible Accounts				756,095	$ 756,095	737,555
Inventory Obsolescence				292,268	63,323
Fixes assets, net				698,580	849,027	671,305
Accumulated Depreciation				160,117	26,409
Total Liabilities				1,299,444	2,198,122	1,430,126
Sales Tax Liability				15,456	12,665	15,456
Accounts Payable				105,493	55,756
Deferred Revenue				91,775	779,128	506,434
Notes				0	236,841
Working Capital				$ 2,101,635	$ 2,226,387	$ 2,277,749
Net Income (loss) Per Share				$ 0.07	$ 0.01
October 2020 [Member]
Unpaid Principal Amount				$ 261,684	$ 689,927
Annual Interest				6.00%
Maturity Date				Dec. 31, 2023
Principal Amount				$ 745,438	$ 439,990
ICT Promissory Note [Member]
Unpaid Principal Amount				$ 261,684